Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
BASIS OF PREPARATION
NOTE 2:	BASIS OF PREPARATION

a.	Statement of Compliance:

The consolidated financial statements of the Company (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

b.	Basis of measurement:

The Financial Statements have been prepared under the historical cost convention, except for financial assets and liabilities measured at fair value.

c.	Use of judgments and estimates:

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. Actual results could significantly differ from the estimates and assumptions used by the Group’s management.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions:

Accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Warrants - In accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, warrants allotted to investors with an exercise price that differs from the Company’s functional currency are a “financial liability”. As the aforementioned liability is a non-equity derivative financial instrument, it is classified in accordance with International Accounting Standard 32 “Financial Instruments: Presentation” as a financial liability at fair value through profit or loss, which is measured at its fair value using Black-Scholes model at each date of the balance sheet, with changes in the fair value carried to “revaluation of warrants to purchase ADSs” in the statements of comprehensive income (loss).

The Company’s management is required to estimate, among others, different parameters included in the computation of the fair value of the warrants such as risk-free interest rate, expected volatility and dividend yield.

Share-based payments - in evaluating the amount of expenses of share-based payment that will be recognized, the Group’s management is required to estimate, among others, different parameters included in the computation of the fair value of the options and the number of options that will vest.

d.	Translation of balances and transactions in foreign currency:

1.	Functional currency and presentation currency:

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars, which is the Functional Currency of each of the Group’s entities and the Company’s presentation currency and have been rounded to the nearest thousand.

Below are the exchange rate of the U.S. dollar in relation to the NIS:

Exchange rate of
U.S. $ 1
As of	NIS

December 31, 2025	3.190
December 31, 2024	3.647

2.	Transactions and balances:

Transactions in a currency other than the Functional Currency (“Foreign Currency”) are translated into the Functional Currency using the exchange rates at the dates of the transactions. After initial recognition, monetary assets and liabilities denominated in Foreign Currency are translated at the end of each reporting period into the Functional Currency at the exchange rate at that date.

Exchange differences are recognized in the statement of comprehensive income (loss) in the line-item finance income (expenses), net. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction.

e.	Disclosure of new standards, amendments to standards and interpretations issued but not yet effective:

1.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants.

The Amendment replaces certain requirements for classifying liabilities as current or non-current. According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period.

According to the Amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current. Additionally, the Amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment is effective for reporting periods beginning on or after January 1, 2024. The Amendment is applicable retrospectively, including an amendment to comparative data.

Application of the Amendment did not have a material effect on the financial statements.

2.	IFRS 18, Presentation and Disclosure in Financial Statements.

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements:

●	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.

●	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.

●	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as Other.

3.	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments:

On May 30, 2024, IASB has issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which clarifies the classification of financial assets with environmental, social and corporate governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, although early adoption is permitted. The Company is currently evaluating the impact of the amendment and does not expect to early adopt this standard.